Significant Accounting Policies (Details)	12 Months Ended
Jun. 30, 2022 Y
Significant Accounting Policies
Useful life measured in production or other similar units, intangible assets other than goodwill	10
Pilot plant [member]
Significant Accounting Policies
Useful life measured as period of time, property, plant and equipment	2 years